Cost of revenues	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Cost of revenues

13. Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue, which consists primarily of cost of referral partners, service fee paid to third-party payment platforms, amortization and depreciation expenses, salary and welfare benefits, cloud service fees, tax and surcharges and others. These costs are charged to the unaudited interim condensed consolidated statements of operations and comprehensive loss as incurred. The following table presents the Group’s cost of revenue for the six months ended June 30, 2024 and 2025:

	For the six months ended
	June 30,
	2024	2025
	RMB	RMB
Cost of referral partners	1,519,027	1,232,756
Service fee paid to third-party payment platforms	49,617	46,208
Salary and welfare benefits	3,054	1,912
Amortization and depreciation	1,050	1,050
Cloud service fees	488	397
Tax and surcharges and others	1,049	546
Total	1,574,285	1,282,869

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)